Post balance sheet events (Details) £ in Millions	1 Months Ended
	Mar. 22, 2018 GBP (£) company	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Post balance sheet events
Insurance contract liabilities		£ 328,172	£ 316,436	£ 260,753
Intention to demerge the Group's UK businesses
Post balance sheet events
Expected number of separately-listed companies expected from demerger | company	2
UK and Europe insurance operations | Shareholder-backed annuity | Sale of portion of UK annuity portfolio
Post balance sheet events
Insurance contract liabilities		£ 12,000
Liabilities reinsured under agreement to sell	£ 12,000